Long-term Debt, current and non-current	6 Months Ended
Jun. 30, 2014
Long Term Bank Debt [Abstract]
Long-term bank debt

6.       Long-Term Bank Debt

The amounts of long-term bank debt shown in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2014	December 31, 2013
Royal Bank of Scotland - Revolving credit facility	$98,700	$98,700
Less related unamortized deferred financing costs	(501)	(598)
Total	$98,199	$98,102

The Royal Bank of Scotland plc.: On December 16, 2011, the Company entered into a revolving credit facility with the Royal Bank of Scotland plc (“RBS”), where the lenders have agreed to make available to it a revolving credit facility of up to $100,000 in order to refinance part of the acquisition cost of the vessels m/v “Sagitta” and m/v “Centaurus” and finance part of the acquisition costs of additional containerships (“Additional Ships”). An amount of $92,700 and $6,000 was drawn down under the credit facility in 2012 and 2013, respectively, representing as at June 30, 2014, a total loan outstanding balance of $98,700, which is included in Long-term bank debt, net of unamortized deferred financing costs in the accompanying consolidated balance sheets. The Company paid up to October 31, 2013 commitment commissions of 0.99% per annum on the available commitment. As at June 30, 2014, the Company does not have any remaining borrowing capacity under the revolving credit facility.

The facility will be available for five years with the maximum available amount (the “Available Facility Limit”) reducing based on the age of the financed vessels and being assessed on a yearly basis, as well as, at the date on which the age of any Additional Ship exceeds the 20 years. In the event that the amounts outstanding at that time exceed the revised Available Facility Limit the Company shall repay such part of the loan that exceeds the Available Facility Limit. Based on the current age of the financed vessels, the loan is repayable at the end of the availability period on January 17, 2017.

The credit facility provided up to June 1, 2013 (see below) for interest at Libor plus a margin of 2.75% per annum and is secured by first priority mortgages over certain vessels of the fleet, general assignments of earnings, insurances and requisition compensation, minimum insurance coverage, specific assignments of any charters exceeding durations of twelve months, pledge of shares of the guarantors which will be the ship-owning companies of the mortgaged vessels, manager's undertakings and minimum security value depending on the average age of the mortgaged vessels. The credit facility also includes restrictions as to changes in certain shareholdings, management and employment of vessels, and requires minimum cash of 10% of the drawings under the revolving facility, but not less than $5,000, to be deposited by the borrower with the lenders. Furthermore, the financial covenants require that the Company maintains minimum ratios of consolidated net debt to market adjusted assets, EBITDA to interest costs, minimum contracted employment and forward looking operating net cash flows to forward looking interest costs. Finally, the Company is not permitted to pay any dividends that would result in a breach of the financial covenants of the facility.

During 2013, the Company entered into various supplemental agreements with the Royal Bank of Scotland plc. The supplemental agreements, dated July 22, 2013, September 11, 2013 and December 6, 2013, provide for an increased margin of 3.10% per annum, effective June 1, 2013, changes in the definition of tangible assets in the calculation of financial covenants, as well as for security interest on the minimum cash held by the borrower in favour of the lenders. The supplemental agreements also restrict any security interest over the Company's assets in favour of DSI. Furthermore, the Company was required to provide additional vessels as collateral to secure the revolving credit facility, to release the security held over certain of the Company's vessels, to amend the terms of the mandatory prepayment clause and to agree certain other consequential amendments of the terms of the facility agreement.

During the six months ended June 30, 2014 and 2013, total interest incurred on long-term bank debt, amounted to $1,640 and $1,403, respectively, and is included in Interest and finance costs in the accompanying unaudited interim consolidated statements of operations. Commitment fees incurred during the six months ended June 30, 2014 and 2013 amounted to $0 and $36, respectively, and are also included in Interest and finance costs in the accompanying unaudited interim consolidated statements of operations.